Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Restricted Net Assets [Abstract]
Statutory reserve percentage	10.00%
Accumulated statutory common reserve balance percentage	50.00%
Maximum statutory reserve required	$ 25,193,717	$ 10,193,717
Accumulated statutory appropriation balance	18,598,305	13,651,398
Restricted net assets unavailable	$ 68,844,576	$ 33,958,923